Summary of significant accounting and reporting policies - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 18, 2019	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Public and private equity offering proceeds, net of transaction costs paid			$ 9,852,000	$ 29,272,000	[1]	$ 0	[1]
Proceeds received from long-term projects				7,600,000
Conversion of loan (Note 12)		$ 2,200,000		2,246,000
Proceeds from convertible debt, net of transaction cost			39,682,000	2,050,000	[1]	7,967,000	[1]
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid	$ 8,360,000		0	0	[1]	8,269,000	[1]
Net losses			20,263,000	54,516,000	[2]	36,739,000	[2]
Accumulated deficit			383,554,000	363,291,000	[3]	308,775,000	[3]		$ 272,036,000
Increase (decrease) in working capital			7,800,000
Right-of-use assets			3,374,000	4,656,000		4,049,000			4,556,000
Lease liabilities			4,620,000	5,776,000		4,104,000		$ 4,623,000
Lease liabilities			3,373,000	4,762,000	[3]	3,204,000	[3]	3,208,000
Current lease liabilities			1,247,000	1,014,000	[3]	900,000	[3]	$ 1,415,000
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16								14.20%
Equity			24,306,000	$ 36,806,000	[3]	29,227,000	[3]		4,693,000
Period of the maintenance				1 year
Revenue from development contracts where no related incremental costs were identified			311,000	$ 350,000		1,724,000
Performance obligation			4,273,000	6,693,000		3,959,000
Contract liabilities			765,000	$ 727,000		988,000				$ 1,940,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses				5 years
Bottom of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses				3 years
Top of range | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses				5 years
Within one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation			4,017,000	$ 4,967,000		2,405,000
Later than one year
Disclosure of detailed information about intangible assets [line items]
Performance obligation			$ 256,000	$ 1,726,000		$ 1,554,000
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets								$ 3,374,000
Previously stated
Disclosure of detailed information about intangible assets [line items]
Accumulated deficit									272,036,000
Equity									$ 5,019,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[3]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2